Restatement (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jan. 02, 2011	Dec. 31, 2010
Current assets
Deferred loan costs	$ 308,047	$ 298,517	$ 293,635
Total current assets	11,608,425	10,183,971	8,249,723	673,114	747,503	456,585
Goodwill and Intangible assets, net			18,745,436
Goodwill	20,561,980	20,561,980				343,986
Intangible assets, net	8,946,011	9,105,843		1,195,573	1,211,095	802,131
Note receivable - related party
Investment in Digital
Deferred loan costs, net of current portion	1,446,848	1,528,262	1,499,601
Total assets	43,043,459	41,866,243	28,952,939	2,570,215	2,579,419	2,245,545
Current liabilities
Accounts payable	5,657,916	4,164,464	1,450,170	853,687	647,724	991,302
Contingent consideration	4,519,307	4,624,367	2,522,465	141,607	141,607	141,607
Term loans, current portion	3,666,491	3,632,528				1,104,987		286,933
Total current liabilities	14,961,336	13,410,481	9,044,938	3,218,623	1,742,743	2,357,618		1,145,695
Other Liabilities
Long-term portion term loans, net of debt discount	132,301	207,831	12,156,056			698,289
Warrant derivatives	17,964	33,593	232,501	38,427	39,337	38,557
Total other liabilities	13,936,681	14,601,711	12,832,944	550,180	1,879,423	1,672,900
Total redeemable common and preferred stock	16,319,044	16,584,704	11,208,969	2,082,622	1,724,711	620,872
Stockholders' equity (deficit)
Preferred stock		200				200
Additional paid-in capital	10,738,387	9,095,366	6,512,541	7,820,048	7,783,223	7,871,227		2,573,457
Accumulated deficit	(13,506,651)	(12,455,783)	(10,740,847)	(11,233,064)	(10,676,775)	(10,382,921)		(3,978,293)
Total Intercloud Systems, Inc., stockholders deficit	(2,767,984)	(3,360,017)				(2,511,367)		(1,404,751)
Total stockholders' deficit	(2,731,535)	(3,288,586)	(4,133,912)	(3,281,210)	(2,767,008)	(2,405,845)	(1,404,790)	(1,404,790)
Total liabilities, non-controlling interest and stockholders' deficit	43,043,459	41,866,243	28,952,939	2,570,215	2,579,419	2,245,545		430,383
As Previously Reported [Member]
Current assets
Deferred loan costs			1,823,465	30,229	54,420	53,848
Total current assets			9,779,553	703,343	801,923	510,433
Goodwill and Intangible assets, net			15,731,611
Goodwill						636,736
Intangible assets, net				717,236	717,236
Note receivable - related party			125,000
Investment in Digital			83,333
Deferred loan costs, net of current portion
Total assets			26,177,676	2,122,107	2,139,980	1,790,012
Current liabilities
Accounts payable			1,250,170	653,687	447,724	791,302
Contingent consideration
Term loans, current portion						876,522		509,268
Total current liabilities			6,322,473	2,877,016	1,401,136	1,787,547		1,368,030
Other Liabilities
Long-term portion term loans, net of debt discount			12,350,000
Warrant derivatives			361,881	1,013	1,923	1,143
Total other liabilities			12,962,324	512,766	1,842,009	1,635,486
Total redeemable common and preferred stock			6,734,063	326,750	318,389	15,000
Stockholders' equity (deficit)
Additional paid-in capital			13,664,000	9,355,272	8,768,447	7,850,944		581,800
Accumulated deficit			(13,599,948)	(11,082,070)	(10,317,112)	(9,620,926)		(2,219,483)
Total Intercloud Systems, Inc., stockholders deficit						(1,648,021)		(1,627,086)
Total stockholders' deficit			158,816	(1,594,425)	(2,767,008)		(1,627,086)	(1,627,086)
Total liabilities, non-controlling interest and stockholders' deficit			26,177,676	2,122,107	2,139,980	1,790,012		430,383
Adjustments [Member]
Current assets
Deferred loan costs			(1,529,830)	(30,229)	(54,420)	(53,848)
Total current assets			(1,529,830)	(30,229)	(54,420)	(53,848)
Goodwill and Intangible assets, net			3,013,825
Goodwill						(292,750)
Intangible assets, net				478,337	493,859	802,131
Note receivable - related party			(125,000)
Investment in Digital			(83,333)
Deferred loan costs, net of current portion			1,499,601
Total assets			2,775,263	448,108	439,439	455,533
Current liabilities
Accounts payable			200,000	200,000	200,000	200,000
Contingent consideration			2,522,465	141,607	141,607	141,607
Term loans, current portion						228,465		(222,335)
Total current liabilities			2,722,465	341,607	341,607	570,071		(222,335)
Other Liabilities
Long-term portion term loans, net of debt discount			(193,944)
Warrant derivatives			(129,380)	37,414	37,414	37,414
Total other liabilities			(129,380)	37,414	37,414	37,414
Total redeemable common and preferred stock			4,474,906	1,755,872	1,405,872	605,872
Stockholders' equity (deficit)
Additional paid-in capital			(7,151,459)	(1,535,224)	(985,224)	20,283		1,991,657
Accumulated deficit			2,859,101	(150,994)	(359,663)	(761,995)		(1,758,810)
Total Intercloud Systems, Inc., stockholders deficit						(757,824)		222,335
Total stockholders' deficit			(4,292,728)	(1,686,785)	(1,345,454)		222,335	222,335
Total liabilities, non-controlling interest and stockholders' deficit			2,775,263	448,108	439,439	455,533
Series A Preferred Stock [Member]
Other Liabilities
Total redeemable common and preferred stock
Stockholders' equity (deficit)
Preferred stock			200
Total stockholders' deficit		200				200
Series A Preferred Stock [Member] | As Previously Reported [Member]
Other Liabilities
Total redeemable common and preferred stock			200,000
Stockholders' equity (deficit)
Preferred stock
Series A Preferred Stock [Member] | Adjustments [Member]
Other Liabilities
Total redeemable common and preferred stock			(200,000)
Stockholders' equity (deficit)
Preferred stock			200
Series B Preferred Stock [Member]
Other Liabilities
Total redeemable common and preferred stock			1,342,279
Series B Preferred Stock [Member] | As Previously Reported [Member]
Other Liabilities
Total redeemable common and preferred stock			384,063
Series B Preferred Stock [Member] | Adjustments [Member]
Other Liabilities
Total redeemable common and preferred stock			958,216
Series C Preferred Stock [Member]
Other Liabilities
Total redeemable common and preferred stock				1,150,000	800,000
Stockholders' equity (deficit)
Preferred stock
Series C Preferred Stock [Member] | As Previously Reported [Member]
Other Liabilities
Total redeemable common and preferred stock
Stockholders' equity (deficit)
Preferred stock				1	1
Series C Preferred Stock [Member] | Adjustments [Member]
Other Liabilities
Total redeemable common and preferred stock				1,150,000	800,000
Stockholders' equity (deficit)
Preferred stock				(1)	(1)
Series D Preferred Stock [Member]
Other Liabilities
Total redeemable common and preferred stock	40,212	605,872	1,491,690	605,872	605,872	605,872
Stockholders' equity (deficit)
Preferred stock
Series D Preferred Stock [Member] | As Previously Reported [Member]
Other Liabilities
Total redeemable common and preferred stock
Stockholders' equity (deficit)
Preferred stock			566	566	566	566,000
Series D Preferred Stock [Member] | Adjustments [Member]
Other Liabilities
Total redeemable common and preferred stock			1,491,690	605,872	605,872	605,872
Stockholders' equity (deficit)
Preferred stock			(566)	(566)	(566)	(566,000)
Series E Preferred Stock [Member]
Other Liabilities
Total redeemable common and preferred stock			2,225,000
Stockholders' equity (deficit)
Preferred stock
Series E Preferred Stock [Member] | As Previously Reported [Member]
Other Liabilities
Total redeemable common and preferred stock
Stockholders' equity (deficit)
Preferred stock			4
Series E Preferred Stock [Member] | Adjustments [Member]
Other Liabilities
Total redeemable common and preferred stock			2,225,000
Stockholders' equity (deficit)
Preferred stock			(4)
Series F Preferred Stock [Member]
Other Liabilities
Total redeemable common and preferred stock			4,150,000
Series F Preferred Stock [Member] | As Previously Reported [Member]
Other Liabilities
Total redeemable common and preferred stock			4,150,000
Series F Preferred Stock [Member] | Adjustments [Member]
Other Liabilities
Total redeemable common and preferred stock